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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F



                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment  [  ]; Amendment Number:  __________

This Amendment (Check only one):
                           [   ] is a restatement.
                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             ALPS Advisers, Inc.
         Address:          1290 Broadway, Suite 1100
                           Denver, CO 80203

Form 13F File Number:      028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bradley J. Swenson
Title:            Chief Compliance Officer
Phone:            303-623-2577

Signature, Place, and Date of Signing:

/s/ Bradley J. Swenson        Denver, Colorado           May 13, 2008
---------------------------   ----------------------     -----------------------
[Signature]                         [City, State]             [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
---------------------------         --------------------------------------------
28-01127                            Chase Investment Counsel Corp.
28-05690                            Matrix Asset Advisors, Inc.
28-06683                            TCW Investment Management Co.
28-03579                            Schneider Capital Management Corp.
28-04129                            M.A. Weatherbie and Co., Inc.
28-03791                            Pzena Investment Management


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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0
                                  ------------------------------

Form 13F Information Table Entry Total: 54
                                       -------------------------

Form 13F Information Table Value Total: 23,133.67
                                       -------------------------
                                         (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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
      COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
-----------------  -------------- --------- ---------- ----------------------  -----------  ---------- ----------------------
                                              VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
-----------------  -------------- --------- ---------- ----------- ---- ------ ------------ ---------- ------ -------- ------
iShares S&P 500
 Index             ETF            464287200  $ 7,754.00    58707   SH           DEFINED                  58707
Vanguard Total
 Bond Mkt. ETF     ETF            921937835  $ 4,241.00    54484   SH           DEFINED                  54484
Vanguard Short
 Term Bond ETF     ETF            921937827  $ 2,155.00    27278   SH           DEFINED                  27278
iShares MSCI EAFE
 Index             ETF            464287465  $ 3,138.00    43639   SH           DEFINED                  43639
Vanguard Emerging
 Market ETF        ETF            922042858    $ 608.00     6450   SH           DEFINED                   6450
Vanguard REIT
 ETF               ETF            922908553    $ 551.00     8740   SH           DEFINED                   8740
Vanguard Small
 Cap               ETF            922908751  $ 1,193.00    19357   SH           DEFINED                  19357
iShares Lehman
 US TIPS           ETF            464287176  $ 1,748.00    15907   SH           DEFINED                  15907
iPath Dow Jones
 AIG Commodity     ETF            06738C778    $ 735.00    11945   SH           DEFINED                  11945
3i Group PLC       Common           B1YW440     $ 37.89    2,300   SH           DEFINED                  2,300
American Capital
 Strategies Ltd    Common         024937104     $ 28.18      825   SH           DEFINED                    825
Ares Capital
 Corp              Common         04010L103     $ 19.80    1,575   SH           DEFINED                  1,575
Ares Capital
 Rights            Common         04010L111      $ 0.29      525   SH           DEFINED                    525
Arques
 Industries AG     Common           4069320     $ 20.31    1,025   SH           DEFINED                  1,025
Babcock & Brown    Common           6617404     $ 23.19   21,600   SH           DEFINED                 21,600
BlackRock Kelso    Common         092533108     $ 20.90    1,750   SH           DEFINED                  1,750
Blackstone
 Group LP          Common         09253U108     $ 21.44    1,350   SH           DEFINED                  1,350
Brait              Common           6896292     $ 12.84    4,900   SH           DEFINED                  4,900
CANADIAN
 DOLLARS           Common               CAD     $ 13.46   13,820   SH           DEFINED                 13,820
Candover
 Investments       Common           0171315     $ 18.04      450   SH           DEFINED                    450
Capital
 Southwest         Common         140501107     $ 18.56      150   SH           DEFINED                    150
CapitalSource
 Inc               Common         14055X102     $ 12.81    1,325   SH           DEFINED                  1,325
CapMan Oyj         Common           7086605     $ 76.49    1,900   SH           DEFINED                  1,900
Continental
 Venture
 (Closed-End)      Common           6219673     $ 20.11   20,000   SH           DEFINED                 20,000
Conversus Capital
 LP                Common           B1WR8K1     $ 50.73    2,275   SH           DEFINED                  2,275
Deutsche
 Beteiligung       Common           5066331     $ 63.58      250   SH           DEFINED                    250
Dreyfus Cash Adv
 Pls Instit class  Common         26200V500     $ 54.60   54,597   SH           DEFINED                 54,597
Dunedin
 Enterprise        Common           0577656      $ 7.14      850   SH           DEFINED                    850
Electra Private
 Equi              Common           0308544     $ 14.95      475   SH           DEFINED                    475
Eurazeo            Common           7042395     $ 25.58      200   SH           DEFINED                    200
European Capital
 Ltd               Common           B1VN4N5     $ 22.37    2,350   SH           DEFINED                  2,350
Fortress
 Investment
 Class A           Common         34958B106     $ 12.28    1,000   SH           DEFINED                  1,000
GIMV N.V.          Common           5249080      $ 7.54      100   SH           DEFINED                    100
Graphite
 Enterprises       Common           0329200     $ 10.48    1,200   SH           DEFINED                  1,200
GREAT BRITAIN
 POUND             Common               GBP      $ 7.46    3,761   SH           DEFINED                  3,761
Hercules Tech
 Growth  Cap Inc.  Common         427096508     $ 21.72    2,000   SH           DEFINED                  2,000
HgCapital Trust    Common           0392105      $ 7.41      450   SH           DEFINED                    450
IP Group PLC       Common           B128J45      $ 4.03    1,900   SH           DEFINED                  1,900
JAFCO Co. Ltd.     Common           6471439     $ 16.65      500   SH           DEFINED                    500
Japan Asia Invest
 Co                Common           6481472      $ 7.91    2,000   SH           DEFINED                  2,000
JZ Equity
 Partners          Common           0290481      $ 6.73    3,000   SH           DEFINED                  3,000
KKR Financial
 Hldg              Common         48248A306     $ 11.39      900   SH           DEFINED                    900
KKR Private
 Equity            Common           B13BNQ3     $ 62.99    5,100   SH           DEFINED                  5,100
Leucadia National
 Co                Common         527288104     $ 10.17      225   SH           DEFINED                    225
MVC Capital Inc    Common         553829102     $ 13.72      900   SH           DEFINED                    900
NGP Capital
 Resource          Common         62912R107     $ 10.67      650   SH           DEFINED                    650
NIF SMBC Ventures
  Co               Common           6451828     $ 81.66       10   SH           DEFINED                     10
Onex Corporation   Common         68272K103     $ 26.26      900   SH           DEFINED                    900
Prospect Energy
 Corp              Common         74348T102     $ 17.50    1,150   SH           DEFINED                  1,150
Ratos AB           Common           B130WD0     $ 26.93      800   SH           DEFINED                    800
RHJ International  Common           B06S4F0     $ 11.30    1,000   SH           DEFINED                  1,000
South African
 Rand              Common               SAR      $ 0.01      118   SH           DEFINED                    118
TICC Capital
 Corp.             Common         87244T109      $ 9.78    1,300   SH           DEFINED                  1,300
Wendel             Common           7390113     $ 26.36      210   SH           DEFINED                    210
Wesfarmers
 Limited           Common           6948836     $ 16.45      450   SH           DEFINED                    450
                                            $ 23,133.67   410623                                        410623
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